Consolidated Balance Sheets - ABTI Pharma Limited - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Current Assets
Cash	$ 519
Total current assets	519
TOTAL ASSETS	519
Current Liabilities
Total Current Liabilities	759,638
Total Liabilities	759,638
Shareholders' Deficit
Additional paid in capital
Accumulated deficit	(1,499,376)
Total Stockholders’ Equity (Deficit)	(759,119)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	519
A B T I Pharma [Member]
Current Assets
Cash	519	$ 2
Total current assets	519	2
TOTAL ASSETS	519	2
Current Liabilities
Accounts payable and accrued liabilities	97,130
Accounts payable – related party	232,665
Loan payable - related party	26,100
Total Current Liabilities	355,895
Total Liabilities	355,895
Shareholders' Deficit
Ordinary shares: GBP £1.00 ($1.36) par value 100 shares issued and outstanding	136	3
Additional paid in capital	1,544
Accumulated deficit	(343,033)
Accumulated other comprehensive loss	(14,023)	(1)
Total Stockholders’ Equity (Deficit)	(355,376)	2
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 519	$ 2